Fair Value Measurements (Details) - Schedule of reconciliation of changes in fair value of convertible debt - Level 3 [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Schedule of Reconciliation of Changes in Fair Value of Convertible Debt [Abstract]
Beginning balance		$ 1,842,000
Realized		(1,842,000)
Unrealized	12,189
Ending balance	$ 12,189